CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Comprehensive Income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses
General and administrative expenses	¥ (104,334)	$ (14,695)	¥ (109,195)	¥ (97,445)
Total operating expenses	(561,384)	(79,070)	(579,592)	(714,872)
Operating loss
Operating loss	159,887	22,519	111,582	(54,248)
Other income, net	42,686	6,012	21,190	17,052
Income (loss) before income taxes	202,573	28,531	132,772	(37,196)
Income tax expenses	(21,666)	(3,052)	(22,953)	145
Net income (loss)	180,907	25,479	109,819	(37,051)
Total comprehensive income (loss)	188,365	26,529	154,993	(49,867)
Parent Company
Operating expenses
General and administrative expenses	(16,011)	(2,255)	(18,993)	(22,755)
Total operating expenses	(16,011)	(2,255)	(18,993)	(22,755)
Operating loss
Operating loss	(16,011)	(2,255)	(18,993)	(22,755)
Share of income (loss) from subsidiaries, the VIE and VIE's subsidiaries	190,880	26,885	126,241	(15,874)
Other income, net	6,038	849	2,571	1,578
Income (loss) before income taxes	180,907	25,479	109,819	(37,051)
Net income (loss)	180,907	25,479	109,819	(37,051)
Total comprehensive income (loss)	¥ 188,365	$ 26,529	¥ 154,993	¥ (49,867)